Pension and severance plans	12 Months Ended
Mar. 31, 2014
Pension and severance plans

13. Pension and severance plans:

The Company and certain subsidiaries sponsor pension and retirement plans, which entitle employees, under most circumstances, to lump-sum indemnities or pension payments based on current rates of pay and length of service or the number of “points.” Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the mandatory retirement age.

For the year ended March 31, 2014, certain subsidiaries in Japan modified the terms of the defined benefit plan.

According to the changes, gains and loss from prior service credit were recognized in consolidated financial statements.

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions
	March 31
	2013	2014
Change in benefit obligation:
Benefit obligation at beginning of year	¥14,255	¥14,079
Service cost	910	927
Interest cost	197	180
Actuarial loss	163	196
Acquisition and other	26	4,014
Plan amendment	—	(143)
Benefits paid	(1,472)	(1,851)

	14,079	17,402

Change in plan assets:
Fair value of plan assets at beginning of year	7,096	7,827
Actual return on plan assets	823	576
Employer contribution	622	1,135
Acquisition and other	—	2,856
Benefits paid	(714)	(963)

Fair value of plan assets at end of year	7,827	11,431

Funded status	¥(6,252)	¥(5,971)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2013	2014
Accrued pension and severance costs	¥6,272	¥6,045
Other non-current assets	(20)	(74)

Net amounts recognized	¥6,252	¥5,971

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2013	2014
Actuarial loss	¥(1,741)	¥(1,562)
Prior service credit	1,407	1,393

Pension liability adjustments, pre-tax	¥(334)	¥(169)

The accumulated benefit obligations for all defined benefit pension plans were ¥13,873 million and ¥17,136 million for the years ended March 31, 2013 and 2014, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2013	2014
Projected benefit obligations	¥13,924	¥12,805
Accumulated benefit obligations	13,718	12,539
Fair value of plan assets	¥7,653	¥6,725

Weighted-average assumptions used to determine benefit obligations as of March 31, 2013 and 2014 are as follows:

	March 31
	2013	2014
Discount rate	1.3%	1.2%
Rate of compensation increase	2.2%	4.2%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2012, 2013 and 2014 are as follows:

	For the year ended March 31
	2012	2013	2014
Discount rate	1.6%	1.6%	1.3%
Expected return on plan assets	2.3%	2.3%	2.6%
Rate of compensation increase	2.2%	2.3%	2.2%

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Components of net periodic (benefit) cost:
Service cost	¥983	¥910	¥927
Interest cost	213	197	180
Expected return on plan assets	(134)	(139)	(164)
Amortization of net actuarial loss	120	123	92
Amortization of prior service credit	(171)	(146)	(157)
Losses from curtailments and settlements	296	—	—

Net periodic pension cost	¥1,307	¥945	¥878

Prior service cost and actuarial gain and loss are amortized using the straight-line method over the average remaining service period of active employees. The estimated prior service credit and net actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2015 are ¥157 million and ¥75 million, respectively.

Foreign plans:

	Yen in millions
	March 31
	2013	2014
Change in benefit obligation:
Benefit obligation at beginning of year	¥6,119	¥19,966
Service cost	549	553
Interest cost	625	741
Actuarial loss (gain)	992	(548)
Acquisition and other	10,171	131
Foreign currency exchange rate changes	2,297	2,155
Benefits paid	(787)	(1,032)

	19,966	21,966

Change in plan assets:
Fair value of plan assets at beginning of year	563	7,014
Actual return on plan assets	505	957
Employer contribution	588	2,103
Acquisition and other	4,994	—
Foreign currency exchange rate changes	886	714
Benefits paid	(522)	(675)

Fair value of plan assets at end of year	7,014	10,113

Funded status	¥(12,952)	¥(11,853)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2013	2014
Accrued pension and severance costs	¥12,952	¥11,853

Net amounts recognized	¥12,952	¥11,853

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2013	2014
Actuarial loss	¥(952)	¥142

Pension liability adjustments, pre-tax	¥(952)	¥142

The accumulated benefit obligations for all defined benefit pension plans were ¥19,708 million and ¥21,768 million for the years ended March 31, 2013 and 2014, respectively.

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2013	2014
Projected benefit obligations	¥19,966	¥21,498
Accumulated benefit obligations	19,708	21,300
Fair value of plan assets	¥7,014	¥9,464

Weighted-average assumptions used to determine benefit obligations as of March 31, 2013 and 2014 are as follows:

	March 31
	2013	2014
Discount rate	4.4%	4.4%
Rate of compensation increase	3.0%	3.0%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2012, 2013 and 2014 are as follows:

	For the year ended March 31
	2012	2013	2014
Discount rate	5.7%	4.7%	4.4%
Expected return on plan assets	4.4%	7.5%	7.5%
Rate of compensation increase	2.9%	3.0%	3.0%

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Components of net periodic (benefit) cost:
Service cost	¥441	¥549	¥553
Interest cost	230	625	741
Expected return on plan assets	(48)	(445)	(443)
Amortization of net actuarial loss (gain)	(2)	6	27

Net periodic pension cost	¥621	¥735	¥878

Actuarial gain and losses are amortized using the straight-line method over the average remaining service period of active employees. The estimated net actuarial losses for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2015 is ¥12 million.

Japanese plans and foreign plans:

NIDEC’s policy and objective for plan asset management is to generate a stable return on the investment over the long term, which enables NIDEC’s pension funds to meet future benefit payment requirements under risks which NIDEC considers permissible. NIDEC formulates “basic” portfolio that suits the above-mentioned policy, and ensures that plan assets are allocated under this “basic” portfolio. NIDEC evaluates its actual return and revises the “basic” portfolio, if necessary.

NIDEC’s portfolio for plans consists of three major components: approximately 2% is invested in equity securities, approximately 4% is invested in debt securities, and approximately 94% is invested in other investment vehicles, primarily consisting of investments in pooled funds and life insurance company general accounts.

The equity securities are selected from stocks that are listed on the securities exchanges. The debt securities are selected from Japanese and foreign government bonds, public debt instruments, and corporate bonds. Pooled funds included in other assets invest in equity and debt securities in mixture selected from same as above two categories. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital.

The three levels of input used to measure fair value are more fully described in Note 19. The fair values of NIDEC’s pension plan assets at March 31, 2013 and 2014, by asset category, are as follows:

	Yen in millions
	Fair Value at March 31, 2013	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥302	¥302	¥—	¥—
Foreign companies	302	302	—	—
Debt securities:
Pooled funds *1	593	—	593	—
Other assets:
Cash and cash equivalents	1,103	1,103	—	—
Life insurance company general accounts	3,040	—	3,040	—
Pooled funds *2	7,431	—	7,431	—
Others	2,070	—	—	2,070

Total	¥14,841	¥1,707	¥11,064	¥2,070

*1	These funds invest in approximately 86% Japanese bonds, 14% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 12% Japanese companies and 60% foreign companies, and debt security consisting of approximately 9% Japanese bonds and 16% foreign bonds.

	Yen in millions
	Fair Value at March 31, 2014	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥281	¥281	¥—	¥—
Foreign companies	233	233	—	—
Debt securities:
Pooled funds *1	757	—	757	—
Other assets:
Cash and cash equivalents	1,793	1,793	—	—
Life insurance company general accounts	4,833	—	4,833	—
Pooled funds *2	11,183	—	11,183	—
Others	2,464	—	2,464	—

Total	¥21,544	¥2,307	¥19,237	¥—

*1	These funds invest in approximately 68% Japanese bonds, 32% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 7% Japanese companies and 31% foreign companies, and debt security consisting of approximately 6% Japanese bonds and 37% foreign bonds.

Level 1 assets are comprised primarily of cash and cash equivalents and equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised primarily of pooled funds that invest in equity and debt securities, and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. The net asset value is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Investments in life insurance company general accounts are valued at conversion value.

The table below sets forth a summary of changes in the fair value of plan assets categorized as Level 3 for the years ended March 31, 2013 and 2014.

Others	Yen in millions
	March 31	March 31
	2013	2014
Balance at beginning of year	¥—	¥2,070
Acquisition *1	1,159	—
Purchases	582	—
Actual return on plan assets and other	329	394
Transfers out of level 3 *2	—	(2,464)

Balance at end of year	¥2,070	¥—

*1	As a result of the Acquisition of Minster, NIDEC acquired the plan assets categorized as Level 3.
*2	All the level 3 assets were transferred into level 2 because we got the ability to redeem the level 3 assets at net asset value at the measurement date.

Others consist primarily of interests in common/collective trusts. The investments employ a funds of funds strategy in various hedge funds with multiple strategies. These investments are valued using the net asset values as provided by the funds.

NIDEC expects to contribute approximately ¥1,477 million to its defined benefit plans for the year ending March 31, 2015.

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions
	Japanese plans	Foreign plans
2015	¥811	¥1,030
2016	932	1,043
2017	886	942
2018	892	1,122
2019	1,153	1,121
Years 2020-2024	¥5,667	¥5,709

Certain subsidiaries have a number of multiemployer plans. Total amounts of cost recognized for certain subsidiaries’ contributions to the plans were ¥252 million, ¥182 million and ¥169 million for the years ended March 31, 2012, 2013 and 2014, respectively. NIDEC expects to contribute approximately ¥156 million for the year ending March 31, 2015.

Certain subsidiaries have a number of defined contribution plans. Total amounts of cost recognized for certain subsidiaries’ contribution to the plans were ¥1,533 million, ¥1,999 million and ¥2,617 million for the years ended March 31, 2012, 2013 and 2014, respectively. NIDEC expects to contribute approximately ¥2,839 million for the year ending March 31, 2015.